Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations [Abstract]
Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisitions completed	Notes	Total $

Cash consideration		50.8
Notes payable		10.5
Consideration		61.3

Assets and liabilities acquired
Cash acquired		0.2
Non-cash working capital
Trade receivables		17.5
Unbilled receivables		3.7
Trade and other payables		(6.8)
Lease liabilities		(1.6)
Deferred revenue		(0.8)
Other non-cash working capital		1.1
Property and equipment	11	2.2
Lease assets	12	7.0
Intangible assets	14	12.7
Deferred tax assets	27	1.2
Lease liabilities		(5.3)
Provisions	18	(0.2)
Deferred tax liabilities	27	(1.0)
Total identifiable net assets at fair value		29.9
Goodwill arising on acquisitions	13	31.4
Details of the cash consideration paid for current year acquisitions are as follows:

December 31 2020
$
Cash consideration paid	50.8
Cash acquired	0.2
Total net cash paid	50.6